==============================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-02363

                       CORNERSTONE TOTAL RETURN FUND, INC.

               (Exact name of registrant as specified in charter)

      383 Madison Avenue, New York, New York                     10179
-------------------------------------------------------------------------------
     (Address of principal executive offices)                 (Zip code)

                                   Jodi Levine
                  383 Madison Avenue, New York, New York 10179
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 272-3550

Date of fiscal year end: December 31, 2006

Date of reporting period: December 31, 2006

         Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.





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


ITEM 1. REPORTS TO STOCKHOLDERS.

      The report of Cornerstone Total Return Fund, Inc. (the "Registrant") to stockholders for the year ended December 31, 2006 follows.



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                                CORNERSTONE TOTAL
                               RETURN FUND, INC.



















                                  ANNUAL REPORT
                               DECEMBER 31, 2006

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

CONTENTS


Portfolio Summary                                                              1

Summary Schedule of Investments                                                2

Statement of Assets and Liabilities                                            4

Statement of Operations                                                        5

Statement of Changes in Net Assets                                             6

Financial Highlights                                                           7

Notes to Financial Statements                                                  8

Report of Independent Registered Public Accounting Firm                       12

Tax Information                                                               13

Additional Information Regarding the Fund's Directors
  and Corporate Officers                                                      14

Description of Dividend Reinvestment Plan                                     17

Proxy Voting and Portfolio Holdings Information                               19

Privacy Policy Notice                                                         19

Summary of General Information                                                20

Shareholder Information                                                       20









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


--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
PORTFOLIO SUMMARY - AS OF DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  SECTOR ALLOCATION
                                                                   Percent of
Sector                                                             Net Assets
--------------------------------------------------------------------------------
Financials                                                           19.6
--------------------------------------------------------------------------------
Information Technology                                               14.1
--------------------------------------------------------------------------------
Healthcare                                                           10.4
--------------------------------------------------------------------------------
Industrials                                                           9.8
--------------------------------------------------------------------------------
Energy                                                                9.6
--------------------------------------------------------------------------------
Consumer Discretionary                                                9.6
--------------------------------------------------------------------------------
Consumer Staples                                                      9.1
--------------------------------------------------------------------------------
Closed-End Funds                                                      8.0
--------------------------------------------------------------------------------
Telecommunication Services                                            3.4
--------------------------------------------------------------------------------
Utilities                                                             2.8
--------------------------------------------------------------------------------
Materials                                                             2.3
--------------------------------------------------------------------------------
Other                                                                 1.3
--------------------------------------------------------------------------------



TOP TEN HOLDINGS, BY ISSUER
                                                                      Percent of
    Holding                                    Sector                 Net Assets
--------------------------------------------------------------------------------
 1. Exxon Mobil Corporation                           Energy              4.7
--------------------------------------------------------------------------------
 2. General Electric Company                        Industrials           3.7
--------------------------------------------------------------------------------
 3. Citigroup Inc.                                   Financials           2.7
--------------------------------------------------------------------------------
 4. Microsoft Corporation                      Information Technology     2.5
--------------------------------------------------------------------------------
 5. Dreman/Claymore Dividend & Income Fund        Closed-End Funds        2.2
--------------------------------------------------------------------------------
 6. Johnson & Johnson                                Healthcare           2.0
--------------------------------------------------------------------------------
 7. Adams Express Company                         Closed-End Funds        1.9
--------------------------------------------------------------------------------
 8. Bank of America Corporation                      Financials           1.7
--------------------------------------------------------------------------------
 9. Procter & Gamble Company (The)                Consumer Staples        1.7
--------------------------------------------------------------------------------
10. American International Group, Inc.              Financials            1.7
--------------------------------------------------------------------------------


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                                                                               1


--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
SUMMARY SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                           No. of
Description                                                Shares       Value
--------------------------------------------------------------------------------
EQUITY SECURITIES - 99.14%
UNITED STATES - 98.82%
  CLOSED-END FUNDS - 7.95%

  Adams Express Company                                    70,400   $   976,448
  Boulder Total Return Fund, Inc.                          13,900       310,526
  Dreman/Claymore Dividend & Income Fund                   49,500     1,137,510
  Liberty All-Star Growth Fund, Inc.                      140,800       756,096
  Other Closed-End Funds (a)                                            984,167
                                                                    -----------
                                                                      4,164,747
                                                                    -----------
CONSUMER DISCRETIONARY - 9.32%
  Home Depot, Inc. (The)                                    9,000       361,440
  McDonald's Corporation                                    8,100       359,073
  Time Warner Inc. ^                                       17,000       370,260
  Walt Disney Company (The)                                 8,000       274,160
  Other Consumer Discretionary (a)                                    3,518,426
                                                                    -----------
                                                                      4,883,359
                                                                    -----------
CONSUMER STAPLES - 9.09%
  Altria Group, Inc.                                        7,700       660,814
  Coca-Cola Company (The)                                  13,500       651,375
  PepsiCo, Inc. ^                                           5,000       312,750
  Procter & Gamble Company (The)                           13,972       897,980
  Wal-Mart Stores, Inc.                                    19,000       877,420
  Other Consumer Staples (a)                                          1,362,843
                                                                    -----------
                                                                      4,763,182
                                                                    -----------
ENERGY - 9.57%
  Chevron Corporation                                      10,068       740,300
  Exxon Mobil Corporation                                  32,000     2,452,163
  Schlumberger Limited                                      5,000       315,800
  Other Energy (a)                                                    1,502,875
                                                                    -----------
                                                                      5,011,138
                                                                    -----------
FINANCIALS - 19.62%
  American International Group, Inc.                       12,331       883,639
  Bank of America Corporation ^                            17,021       908,751
  Citigroup Inc. ^                                         25,600     1,425,920






                                                           No. of
Description                                                Shares       Value
--------------------------------------------------------------------------------

FINANCIALS (CONTINUED)
  Fannie Mae                                                6,200   $   368,218
  Franklin Resources, Inc.                                  2,500       275,425
  Goldman Sachs Group, Inc. (The)                           3,000       598,050
  JPMorgan Chase & Co.                                     12,700       613,410
  M&T Bank Corporation                                      2,500       305,400
  Morgan Stanley                                            3,700       301,291
  St. Paul Travelers Companies, Inc. (The)                  5,092       273,389
  Wachovia Corporation                                      5,600       318,920
  Wells Fargo & Company                                    18,000       640,080
  Other Financials (a)                                                3,360,577
                                                                    -----------
                                                                     10,273,070
                                                                    -----------
HEALTHCARE - 10.36%
  Amgen Inc. *                                              8,300       566,973
  Johnson & Johnson                                        15,500     1,023,310
  Merck & Co. Inc.                                          8,700       379,320
  Pfizer Inc.                                              24,960       646,464
  UnitedHealth Group Incorporated                          10,000       537,300
  Other Healthcare (a)                                                2,274,063
                                                                    -----------
                                                                      5,427,430
                                                                    -----------
INDUSTRIALS - 9.83%
  FedEx Corp.                                               2,500       271,550
  General Electric Company                                 52,000     1,934,920
  United Parcel Service, Inc., Class B                      4,000       299,920
  United Technologies Corporation ^                         4,400       275,088
  Other Industrials (a)                                               2,369,846
                                                                    -----------
                                                                      5,151,324
                                                                    -----------
INFORMATION TECHNOLOGY - 14.08%
  Apple Computer, Inc. *                                    5,000       424,200
  Cisco Systems, Inc. *                                    24,500       669,585
  Google Inc. ^ *                                           1,000       460,480
  Hewlett-Packard Company                                  10,000       411,900
  Intel Corporation                                        19,500       394,875
  International Business Machines Corporation               5,700       553,755
  Microsoft Corporation                                    43,000     1,283,980
  Oracle Corporation *                                     33,600       575,904


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See accompanying notes to financial statements

2



--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
SUMMARY SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006 (CONCLUDED)
--------------------------------------------------------------------------------

                                                           No. of
Description                                                Shares       Value
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
  Texas Instruments Incorporated                           13,500   $   388,800
  Other Information Technology (a)                                    2,204,955
                                                                    -----------
                                                                      7,368,434
                                                                    -----------
MATERIALS - 2.32%
  E. I. du Pont de Nemours and Company                      5,800       282,518
  Other Materials (a)                                                   934,671
                                                                    -----------
                                                                      1,217,189
                                                                    -----------
REAL ESTATE INVESTMENT TRUST - 0.48%
  Total Real Estate Investment Trust (a)                                253,225
                                                                    -----------

TELECOMMUNICATION SERVICES - 3.39%
  AT&T Inc.                                                24,699       882,989
  Verizon Communications Inc.                              10,000       372,400
  Other Telecommunication Services (a)                                  519,957
                                                                    -----------
                                                                      1,775,346
                                                                    -----------
UTILITIES - 2.81%
  TXU Corp.                                                 7,400       401,154
  Other Utilities (a)                                                 1,069,076
                                                                    -----------
                                                                      1,470,230
                                                                    -----------
TOTAL UNITED STATES
  (cost - $44,010,264)                                               51,758,674
                                                                    -----------

CZECH REPUBLIC - 0.32%
  CONSUMER DISCRETIONARY - 0.32%

  Total Consumer Discretionary # (a)                                    166,762
                                                                    -----------
  TOTAL CZECH REPUBLIC
  (cost - $894,864)                                                     166,762
                                                                    -----------
  TOTAL EQUITY SECURITIES
  (cost - $44,905,128)                                               51,925,436
                                                                    -----------

                                                          Principal
                                                           Amount
Description                                               (000's)       Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 2.73%
REPURCHASE AGREEMENTS - 2.73%
Bear, Stearns & Co. Inc. +
  (Agreements dated 12/29/2006
  to be repurchased at $1,433,098)(b)                    $ 1,432    $ 1,432,470
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS
  (cost - $1,432,470)                                                 1,432,470
                                                                    -----------
TOTAL INVESTMENTS - 101.87%
  (cost - $46,337,598)                                               53,357,906
                                                                    -----------
LIABILITIES IN EXCESS OF
OTHER ASSETS - (1.87)%                                                 (978,676)
                                                                    -----------
NET ASSETS - 100.00%                                                $52,379,230
                                                                    ===========

-------------
*    Non-income producing security.
+ Includes investments purchased with cash collateral received for securities on loan.
^    Security or a portion thereof is out on loan.
# Securities are fair valued in accordance with procedures established by the Board of Directors. At December 31, 2006, the Fund held 0.32% of its net assets in securities valued in good faith by the Board of Directors with an aggregate cost of $894,864 and a fair value of $166,762.
(a) Represents issues not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of December 31, 2006.
(b) At December 29, 2006, the maturity date for all repurchase agreements held was January 2, 2007 with interest rates ranging from 2.6565% to 5.3130% and collateralized by $1,476,042 in U.S. Treasury Bond Strips.

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                                 See accompanying notes to financial statements.
                                                                               3


--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2006
--------------------------------------------------------------------------------

ASSETS

Investments, at value, including collateral for securities
  on loan of $961,405 (Cost $46,337,598) (1)                       $ 53,357,906
Receivables:
  Dividends                                                              85,764
  Interest                                                                1,627
Prepaid expenses                                                          1,509
                                                                   ------------
Total Assets                                                         53,446,806
                                                                   ------------

LIABILITIES

Payables:
  Upon return of securities loaned                                      961,405
  Investment management fees                                             44,357
  Directors' fees                                                        14,500
  Other accrued expenses                                                 46,365
  Due to custodian                                                          949
                                                                   ------------
Total Liabilities                                                     1,067,576
                                                                   ------------
NET ASSETS (applicable to 5,167,874 shares of
  common stock outstanding)                                        $ 52,379,230
                                                                   ============

NET ASSET VALUE PER SHARE ($52,379,230 / 5,167,874)                $      10.14
                                                                   ============

NET ASSETS CONSISTS OF

Capital stock, $0.01 par value; 5,167,874 shares
  issued and outstanding (15,000,000 shares authorized)            $     51,679
Paid-in capital                                                      60,678,188
Accumulated net realized loss on investments                        (15,370,945)
Net unrealized appreciation in value of investments                   7,020,308
                                                                   ------------
Net assets applicable to shares outstanding                        $ 52,379,230
                                                                   ============

------------
(1) Includes securities out on loan to brokers with a market value of $954,730.


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See accompanying notes to financial statements.


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CORNERSTONE TOTAL RETURN FUND, INC.
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------
INVESTMENT INCOME

Income:
  Dividends                                                         $ 1,145,598
  Interest                                                               20,639
  Securities lending                                                     14,335
                                                                    -----------
  Total Investment Income                                             1,180,572
                                                                    -----------

Expenses:
  Investment management fees                                            522,164
  Directors' fees                                                        55,498
  Legal and audit fees                                                   53,635
  Administration fees                                                    52,282
  Accounting fees                                                        32,837
  Transfer agent fees                                                    28,999
  Custodian fees                                                         12,872
  Printing                                                               10,551
  Insurance                                                               6,643
  Stock exchange listing fees                                             6,282
  Miscellaneous                                                           1,176
                                                                    -----------
  Total Expenses                                                        782,939
  Less: Fees paid indirectly                                            (30,564)
                                                                    -----------
    Net Expenses                                                        752,375
                                                                    -----------
  Net Investment Income                                                 428,197
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized loss from investments                                      (50,353)
Capital gain distributions from regulated investment companies          103,660
Net change in unrealized appreciation in value of investments         6,318,611
                                                                    -----------
Net realized and unrealized gain on investments                       6,371,918
                                                                    -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 6,800,115
                                                                    ===========


================================================================================
                                 See accompanying notes to financial statements.


--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                For the Years Ended
                                                                    December 31,
                                                           ----------------------------
                                                                2006            2005
                                                           ------------    ------------
DECREASE IN NET ASSETS

Operations:
  Net investment income                                    $    428,197    $    299,210
  Net realized loss from investments                            (50,353)       (464,943)
  Capital gain distributions from regulated
    investment companies                                        103,660            --
  Net change in unrealized appreciation/(depreciation)
    in value of investments                                   6,318,611       1,364,595
                                                           ------------    ------------
    Net increase in net assets resulting from operations      6,800,115       1,198,862
                                                           ------------    ------------

Dividends and distributions to shareholders:
  Net investment income                                        (428,197)       (299,210)
  Return-of-capital                                         (10,248,116)     (9,996,313)
                                                           ------------    ------------
    Total dividends and distributions to shareholders       (10,676,313)    (10,295,523)
                                                           ------------    ------------

Capital stock transactions:
  Proceeds from 200,573 and 167,470 shares newly issued
    in reinvestment of dividends and distributions,
    respectively                                              2,061,112       1,925,600
                                                           ------------    ------------

    Total decrease in net assets                             (1,815,086)     (7,171,061)
                                                           ------------    ------------


NET ASSETS

Beginning of year                                            54,194,316      61,365,377
                                                           ------------    ------------

End of year                                                $ 52,379,230    $ 54,194,316
                                                           ============    ============



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See accompanying notes to financial statements.


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CORNERSTONE TOTAL RETURN FUND, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each year indicated. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.
--------------------------------------------------------------------------------

                                                              For the Years Ended December 31,
                                               ------------------------------------------------------------
                                                  2006         2005        2004          2003         2002
                                                  ----         ----        ----          ----         ----
PER SHARE OPERATING
PERFORMANCE
Net asset value, beginning of year             $  10.91     $  12.78     $  13.89     $  12.89     $  18.30
                                               --------     --------     --------     --------     --------
Net investment income#                             0.09         0.06         0.10         0.08         0.15
Net realized and unrealized gain/(loss)
  on investments                                   1.25         0.18         0.87         2.91        (3.57)
                                               --------     --------     --------     --------     --------
Net increase/(decrease) in net assets
  resulting from operations                        1.34         0.24         0.97         2.99        (3.42)
                                               --------     --------     --------     --------     --------
Dividends and distributions to shareholders:
  Net investment income                           (0.09)       (0.06)       (0.10)       (0.08)       (0.18)
  Return-of-capital                               (2.02)       (2.05)       (2.01)       (1.91)       (1.80)
                                               --------     --------     --------     --------     --------
  Total dividends and distributions to
    shareholders                                  (2.11)       (2.11)       (2.11)       (1.99)       (1.98)
                                               --------     --------     --------     --------     --------

Capital stock transactions:
Anti-dilutive effect due to
  capital stock repurchased                        --          --           --           --            0.02
Anti-dilutive/(dilutive) effect
  due to shares issued in
  reinvestment of dividends
  and distributions                                --          --            0.03      --             (0.03)
                                               --------     --------     --------     --------     --------
  Total capital stock transactions                 --          --            0.03      --             (0.01)
                                               --------     --------     --------     --------     --------

Net asset value, end of year                   $  10.14     $  10.91     $  12.78     $  13.89     $  12.89
                                               ========     ========     ========     ========     ========
Market value, end of year                      $  19.62     $  14.65     $  17.95     $  17.95     $  11.35
                                               ========     ========     ========     ========     ========
Total investment return (a)                       64.15%       (2.07)%      15.11%       82.96%      (19.30)%
                                               ========     ========     ========     ========     ========

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000 omitted)          $ 52,379     $ 54,194     $ 61,365     $ 65,642     $ 60,151
Ratio of expenses to average net assets,
  net of fee waivers, if any (b)                   1.44%        1.47%        1.41%        1.20%        1.50%
Ratio of expenses to average net assets,
  excluding fee waivers, if any (c)                1.50%        1.52%        1.45%        1.43%        2.07%
Ratio of expenses to average net assets,
  net of fee waivers, if any (c)                   1.50%        1.50%        1.43%        1.23%        1.63%
Ratio of net investment income to
  average net assets                               0.82%        0.53%        0.75%        0.65%        1.01%
Portfolio turnover rate                           11.29%        9.84%       12.15%        3.62%       86.60%

------------------------------------------------------------------------------------------------------------

     #    Based on average shares outstanding.
     (a) Total investment return at market value is based on the changes in market price of a share during the year and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
     (b)  Expenses are net of fees paid indirectly.
     (c)  Expenses exclude the reduction for fees paid indirectly.



================================================================================
                                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE A. SIGNIFICANT ACCOUNTING POLICIES

Cornerstone Total Return Fund, Inc. (the "Fund") was incorporated in New York on March 16, 1973 and commenced investment operations on May 15, 1973. Its investment objective is to seek capital appreciation with current income as a secondary objective by investing primarily in U.S. and non-U.S. companies. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

The following is a summary of significant accounting policies consistently followed by the Fund:

MANAGEMENT ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION: Investments are stated at value in the accompanying financial statements. All equity securities shall be valued at the closing price on the exchange or market on which the security is primarily traded ("Primary Market"). If the security did not trade on the Primary Market, it shall be valued at the closing price on another exchange where it trades. If there are no such sale prices, the value shall be the most recent bid, and if there is no bid, the security shall be valued at the most recent asked. If no pricing service is available and there are more than two dealers, the value shall be the mean of the highest bid and lowest ask. If there is only one dealer, then the value shall be the mean if bid and ask are available, otherwise the value shall be the bid. All other securities and assets are valued as determined in good faith by the Board of Directors. Short-term investments having a maturity of 60 days or less are valued on the basis of amortized cost. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of financial and non-financial information abut the company; comparisons to the valuation and changes in valuation of similar securities, including reference to special reports prepared by analysts and or reports published in the financial press, the financial conditions and prospects of the issuer available, including considering any recent management or capital structure changes or other recent events that may impact the price of the security; and evaluation of any other information that could be indicative of the value of the security. At December 31, 2006, the Fund held 0.32% of its net assets in securities valued in good faith by the Board of Directors with an aggregate cost of $894,867 and a fair value of $166,762. The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the American Stock Exchange, LLC is closed.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Fund is in the process of reviewing SFAS 157 against its current valuation policies to determine future applicability.


================================================================================

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS: The Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker/dealers, which Cornerstone Advisors, Inc. (the Fund's "Investment Manager" or "Cornerstone") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. Cornerstone monitors daily, the mark-to-market of the value of the collateral, and, if necessary, requires the seller to maintain additional securities, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

TAXES: No provision is made for U.S. federal income or excise taxes as it is the Fund's intention to continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

In June 2006, the Financial Accounting Standards Board issued FASB Interpretation No. ("FIN") 48, Accounting for Uncertainty in Income Taxes. FIN 48 is effective for financial statements issued for fiscal years beginning after December 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. The Fund does not expect the FASB's issuance of FIN 48 to materially impact the Fund's financial condition or results of operations.

DISTRIBUTIONS TO SHAREHOLDERS: Effective January 2002, the Fund initiated a fixed, monthly distribution to shareholders. On November 29, 2006, this distribution policy was updated to provide for the annual resetting of the monthly distribution amount per share, beginning in 2007, based on the Fund's net asset value on the last business day in each October. The terms of the distribution policy will be reviewed and approved at least annually by the Fund's Board of Directors and can be modified at their discretion. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long-term capital gains or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund's investment portfolio. The Fund plans to maintain this distribution policy even if regulatory requirements would make part of a return-of-capital, necessary to maintain the distribution, taxable to shareholders and to disclose that portion of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate this distribution policy at any time and such termination may have an adverse effect on the market price for the Fund's common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund's taxable income in any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount





================================================================================

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

distributed in any calendar year exceeds the Fund's taxable income, the amount of that excess may constitute a return-of-capital for tax purposes. A return-of-capital distribution reduces the cost basis of an investor's shares in the Fund. Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date.

NOTE B. AGREEMENTS

Cornerstone serves as the Fund's Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund, an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund's average weekly net assets. During the year ended December 31, 2006, Cornerstone voluntarily agreed to waive its management fees from the Fund to the extent that the Fund's net monthly operating expenses (including basic legal fees but excluding other legal expenses) exceed a rate of 0.125% of average net assets. For the year ended December 31, 2006, Cornerstone earned $522,164 for investment management services, of which no amounts were required to be waived. The Investment Manager may discontinue such undertaking at any time during the fiscal year without notice to fund shareholders.

Included in the Statement of Operations, under the caption FEES PAID INDIRECTLY, are expense offsets of $30,564 arising from credits earned on portfolio transactions executed with a broker, pursuant to a directed brokerage arrangement.

The Fund paid or accrued approximately $39,035 for the year ended December 31, 2006 for legal services to Blank Rome LLP ("Blank"), counsel to the Fund. Thomas
R. Westle, partner of Blank, serves as Secretary of the Fund.

NOTE C. INVESTMENT IN SECURITIES

For the year ended December 31, 2006, purchases and sales of securities, other than short-term investments, were $5,900,360 and $14,369,287 respectively.

NOTE D. SECURITIES LENDING

To generate additional income, the Fund may lend up to 33(1)/3% of its total assets. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of securities on loan. However, in the event of default or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and collateral maintained by the lender is insufficient to cover the value of loaned securities, the borrower is obligated to pay the amount of the shortfall (and interest thereon) to the Fund. However, there can be no assurance the Fund can recover this amount. The value of securities on loan to brokers at December 31, 2006, was $954,730. During the year ended December 31, 2006, the Fund earned $14,335 in securities lending income which is included under the caption SECURITIES LENDING in the Statement of Operations.

NOTE E. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and Post-October losses (as later defined), and excise tax regulations.

The tax character of dividends and distributions paid during the years ended December 31, for the Fund were as follows:

                  ORDINARY INCOME             RETURN-OF-CAPITAL
                  ---------------             -----------------
                2006           2005          2006          2005
                ----           ----          ----          ----
             $428,197       $299,210     $10,248,116   $9,996,313

================================================================================

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

At December 31, 2006 the components of distributable earnings on a tax basis, for the Fund were as follows:

Accumulated net realized loss                   $(15,319,316)
Unrealized appreciation                            6,968,679
                                                ------------
Total accumulated deficit                       $ (8,350,637)
                                                ============

Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year ("Post-October losses"). For the tax period ended December 31, 2006, the Fund did not incur Post-October losses.

At December 31, 2006, the Fund had a capital loss carryforward for U.S. federal income tax purposes of $15,319,316, of which $12,887,270 expires in 2008, $1,170,157 expires in 2009, $425,706 expires in 2011, $358,321 expires in 2012,
$420,772 expires in 2013 and $57,090 expires in 2014.

At December 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $46,389,227, $10,503,487, $(3,534,808) and $6,968,679, respectively.









================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
Cornerstone Total Return Fund, Inc.
New York, New York

We have audited the accompanying statement of assets and liabilities of Cornerstone Total Return Fund, Inc., including the schedule of investments as of December 31, 2006, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cornerstone Total Return Fund, Inc. as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 7, 2007





================================================================================

2006 TAX INFORMATION (UNAUDITED)

Cornerstone Total Return Fund, Inc. (the "Fund") is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders within 60 days of the Fund's year end (December 31, 2006) as to the U.S. federal tax status of the dividends and distributions received by the Fund's shareholders in respect of such fiscal year. As indicated in this notice, significant portions of the Fund's distributions for 2006 were comprised of a return-of-capital; accordingly these distributions do NOT represent yield or investment return on the Fund's portfolio.

During the year ended December 31, 2006 the following dividends and distributions per share were paid by the Fund:



                     SOURCES OF DIVIDENDS AND DISTRIBUTIONS
                              (PER SHARE AMOUNTS)


PAYMENT DATES:          1/31/06           2/28/06       3/31/06       4/28/06       5/31/06       6/30/06
Ordinary Income(1)      $ 0.0076          $ 0.0076      $ 0.0076      $ 0.0076      $ 0.0076      $ 0.0076
Return-of-Capital(2)    $ 0.1684          $ 0.1684      $ 0.1684      $ 0.1684      $ 0.1684      $ 0.1684
                        --------          --------      --------      --------      --------      --------
Total:                  $ 0.1760          $ 0.1760      $ 0.1760      $ 0.1760      $ 0.1760      $ 0.1760
                        ========          ========      ========      ========      ========      ========

PAYMENT DATES:          7/31/06           8/31/06       9/29/06       10/31/06      11/30/06      12/29/06
Ordinary Income(1)      $ 0.0076          $ 0.0076      $ 0.0076      $ 0.0076      $ 0.0076      $ 0.0076
Return-of-Capital(2)    $ 0.1684          $ 0.1684      $ 0.1684      $ 0.1684      $ 0.1684      $ 0.1684
                        --------          --------      --------      --------      --------      --------
Total:                  $ 0.1760          $ 0.1760      $ 0.1760      $ 0.1760      $ 0.1760      $ 0.1760
                        ========          ========      ========      ========      ========      ========

----------------------------------------------------------------------------------------------------------

     (1) ORDINARY INCOME DIVIDENDS - This is the total per share amount of ordinary income dividends and short-term capital gain distributions (if applicable) included in the amount reported in Box 1a on Form 1099-DIV.
     (2) RETURN-OF-CAPITAL - This is the per share amount of return-of-capital, or sometimes called nontaxable distributions reported in Box 3 - under the title "Nondividend distributions" - on Form 1099-DIV. This amount should NOT be reported as taxable income on your current return. Rather, it should be treated as a reduction in the original cost basis of your investment in the Fund.


The Fund has met the requirements to pass through all of its (100%) ordinary income dividends as qualified dividends, which are subject to a maximum federal tax rate of 15%. This is reported in Box 1b on Form 1099-DIV. Ordinary income dividends should be reported as dividend income on Form 1040. Please note that to utilize the lower tax rate for qualifying dividend income, shareholders generally must have held their shares in the Fund for at least 61 days during the 121 day period beginning 60 days before the ex-dividend date.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of the actual ordinary income dividend paid by the Fund.

In general, distributions received by tax-exempt recipients (e.g., IRA's and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.


================================================================================


ADDITIONAL INFORMATION REGARDING THE FUND'S DIRECTORS
AND CORPORATE OFFICERS (UNAUDITED)
                                                                                                     NUMBER OF
                                                                                                     PORTFOLIOS IN
NAME AND                                                                               POSITION      FUND COMPLEX
ADDRESS*             POSITION(S)           PRINCIPAL OCCUPATION                        WITH FUND     OVERSEEN BY
(BIRTH DATE)         HELD WITH FUND        OVER LAST 5 YEARS                           SINCE         DIRECTORS
--------------------------------------------------------------------------------------------------------------------
Ralph W.             Chairman of the       President, Cornerstone Advisors, Inc.;      2001          2
Bradshaw**           Board of              Financial Consultant; President and
(Dec. 1950)          Directors and         Director of Cornerstone Strategic
                     President             Value Fund, Inc.
William A.           Director and Vice     Director and Stockholder of Cornerstone     2004          2
Clark**              President             Advisors, Inc.; Director and Vice President
(Oct. 1945)                                of Cornerstone Strategic Value Fund, Inc.;
                                           former financial consultant of Deep
                                           Discount Advisors, Inc.
Glenn W.             Director; Audit       Chairman of the Board and Chief             2001          2
Wilcox, Sr.          Committee             Executive Officer of Wilcox Travel
(Dec. 1931)          Chairman,             Agency, Inc.; Director of Cornerstone
                     Nominating and        Strategic Value Fund, Inc.
                     Corporate
                     Governance
                     Committee
                     Member
Thomas H.            Director; Audit,      Independent Financial Adviser; Director     2002          2
Lenagh               Nominating and        of Photonics Products Group; Director of
(Nov. 1924)          Corporate             Cornerstone Total Return Fund, Inc.;
                     Governance            Director of Adams Express and
                     Committee             Petroleum and Resources; Retired
                     Member                Treasurer and Investment Manager of
                                           Ford Foundation.
Edwin                Director; Audit,      Distinguished Fellow, The Heritage          2001          2
Meese III            Nominating and        Distinguished Fellow, The Heritage
(Dec. 1931)          Corporate             Foundation Washington D.C.;
                     Governance            Distinguished Visiting Fellow at the
                     Committee             Hoover Institution, Stanford University;
                     Member                Senior Adviser, Revelation L.P .; formerly
                                           U.S. Attorney General under President
                                           Ronald Reagan; Director of Cornerstone
                                           Strategic Value Fund, Inc.



================================================================================


ADDITIONAL INFORMATION REGARDING THE FUND'S DIRECTORS
AND CORPORATE OFFICERS (UNAUDITED) (CONTINUED)
                                                                                                     NUMBER OF
                                                                                                     PORTFOLIOS IN
NAME AND                                                                              POSITION       FUND COMPLEX
ADDRESS*               POSITION(S)         PRINCIPAL OCCUPATION                       WITH FUND      OVERSEEN BY
(BIRTH DATE)           HELD WITH FUND      OVER LAST 5 YEARS                          SINCE          DIRECTORS
--------------------------------------------------------------------------------------------------------------------
Scott B. Rogers        Director; Audit,    Chairman, Board of Health Partners,        2001           2
(July 1955)            Nominating and      Inc.; Chief Executive Officer, Asheville
                       Corporate           Buncombe Community Christian
                       Governance          Ministry; and President, ABCCM
                       Committee           Doctor's Medical Clinic; Appointee, NC
                       Member              Governor's Commission on Welfare to
                                           Work; Director of Cornerstone
                                           Strategic Value Fund, Inc.

Andrew A.              Director;           Attorney and senior member of Strauss      2001           2
Strauss                Chairman of         & Associates, P.A., Attorneys, Asheville
(Nov. 1953)            Nominating and      and Hendersonville, NC; previous
                       Corporate           President of White Knight Healthcare,
                       Governance          Inc. and LMV Leasing, Inc., a wholly
                       Committees and      owned subsidiary of Xerox Credit
                       Audit Committee     Corporation; Director of Cornerstone
                       Member              Strategic Value Fund, Inc.















================================================================================


ADDITIONAL INFORMATION REGARDING THE FUND'S DIRECTORS
AND CORPORATE OFFICERS (UNAUDITED) (CONCLUDED)




NAME AND                    POSITION
ADDRESS*                    POSITION(S)           PRINCIPAL OCCUPATION                              WITH FUND
(BIRTH DATE)                HELD WITH FUND        OVER LAST 5 YEARS                                 SINCE
--------------------------------------------------------------------------------------------------------------
Gary A. Bentz               Chief Compliance      Chairman and Chief Financial Officer of           2004
(June 1956)                 Officer               Cornerstone Advisors, Inc.; previous
                                                  Director, Vice President and Treasurer of the
                                                  Fund and Cornerstone Strategic Value Fund,
                                                  Inc., Financial Consultant, C.P.A., Chief
                                                  Compliance Officer of Cornerstone Strategic
                                                  Value Fund, Inc.
Thomas R. Westle            Secretary             Partner, Blank Rome LLP, a law firm;              2001
405 Lexington Avenue                              previous partner, Spitzer & Feldman P.C.,
New York, NY 10174                                a law firm; Secretary of Cornerstone Strategic
(Dec. 1953)                                       Value Fund, Inc.
Jodi B. Levine              Treasurer             Associate Director, Bear, Stearns & Co. Inc.;     2004
(Aug. 1969)                                       Treasurer of Cornerstone Strategic Value
                                                  Fund, Inc.

--------------------------------------------------------------------------------------------------------------

     * The mailing address of each Director and/or Officer with respect to the Fund's operation is 383 Madison Ave. -23rd Floor, New York, NY 10179 unless otherwise indicated.
     ** Designates a director who is an "interested person" of the Fund as defined by the Investment Company Act of 1940, as amended. Messrs. Bradshaw and Clark are interested persons of the Fund by virtue of their current positions with the Investment Manager of the Fund.




================================================================================

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED)


Cornerstone Total Return Fund, Inc. operates a Dividend Reinvestment Plan (the "Plan"), sponsored and administered by American Stock Transfer & Trust Company (the "Agent"), pursuant to which the Fund's income dividends or capital gains or other distributions (each, a "Distribution" and collectively, "Distributions"), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund. American Stock Transfer & Trust Company serves as the Agent that administers the Plan for the shareholders in the Plan.

Shareholders automatically participate in the Fund's Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating shareholder. Shareholders who do not wish to have Distributions automatically reinvested should so notify the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Under the Plan, the Fund's Distributions to shareholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the shareholder's behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock ("Newly Issued Shares") or (ii) purchase outstanding shares on the open market, on the American Stock Exchange, LLC or elsewhere, with cash allocated to it by the Fund ("Open Market Purchases").

The method for determining the number of shares to be received when Distributions are reinvested will vary depending upon whether the net asset value of the Fund's shares is higher or lower than its market price. If the net asset value of the Fund's shares is lower than its market price, the number of Newly Issued Shares received will be determined by dividing the amount of the Distribution either by the Fund's net asset value per share or by 95% of its market price, whichever is higher. If the net asset value of the Fund's shares is higher than its market price, shares acquired by the Agent in Open Market Purchases will be allocated to the reinvesting shareholders based on the average cost of such Open Market Purchases.

Whenever the Fund declares a Distribution and the net asset value of the Fund's shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant's pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant's account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant's purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Registered shareholders who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a shareholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any Distribution, the shareholder will automatically receive such Distributions in additional shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. When a Participant withdraws from the Plan, or upon suspension or termination of the Plan at the sole discretion of the Fund's Board of Directors, certificates for whole shares credited to his or her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares be issued, a cash payment will be made for any fraction of a share credited to such account.

The Agent will maintain all shareholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Agent will hold shares in the account of the Plan

================================================================================

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED)(CONCLUDED)

participant in non-certificated form in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan. Each participant, nevertheless, has the right to receive certificates for whole shares owned. The Agent will distribute all proxy solicitation materials to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder's name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.amstock.com or by calling the toll free number 888-556-0422.

















================================================================================

PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Information regarding how the Cornerstone Total Return Fund, Inc. (the "Fund") voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available by calling (212) 272-3550 or on the website of the Securities and Exchange Commission, http://www.sec.gov.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained free of charge by contacting the Fund at (212) 272-3550.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 551-8090.

PRIVACY POLICY NOTICE (UNAUDITED)

The following is a description of Cornerstone Total Return Fund, Inc.'s (the "Fund") policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:

     1. Information from the Consumer: this category includes information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address phone number, social security number, assets, income and date of birth); and
     2. Information about the Consumer's transactions: this category includes information about your trans- actions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.



================================================================================

SUMMARY OF GENERAL INFORMATION (UNAUDITED)

Cornerstone Total Return Fund, Inc. is a closed-end, diversified investment company whose shares trade on the American Stock Exchange, LLC. Its investment objective is to seek capital appreciation with current income as a secondary objective by investing primarily in U.S. and non-U.S. companies. The Fund is managed by Cornerstone Advisors, Inc.

SHAREHOLDER INFORMATION (UNAUDITED)

The Fund is listed on the American Stock Exchange, LLC (symbol "CRF"). The share price is published in: THE NEW YORK TIMES (daily) under the designation "Cnrstn TR" and THE WALL STREET JOURNAL (daily) and BARRON'S (each Monday) under the designation "CornstnTtlRtn." The net asset value per share is available weekly and may be obtained by contacting the Fund at the general inquiry phone number.

--------------------------------------------------------------------------------
NOTICE IS HEREBY GIVEN IN ACCORDANCE WITH SECTION 23(C) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, THAT CORNERSTONE TOTAL RETURN FUND, INC. MAY FROM TIME TO TIME PURCHASE SHARES OF ITS CAPITAL STOCK IN THE OPEN MARKET.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.
--------------------------------------------------------------------------------









================================================================================

                      CORNERSTONE TOTAL RETURN FUND, INC.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal accounting officer, and persons performing similar functions.

(c) and (d). During the period covered by this report, there was no amendment to, and no waiver granted from, any provision of the code of ethics that applies to the Registrant's principal executive officer, principal accounting officer, and persons performing similar functions.

(f)(1) Pursuant to Item 12(a), the Registrant is attaching as an exhibit (EX-99.CODE ETH) a copy of its code of ethics that applies to its principal executive officer, principal financial officer, and persons performing similar functions.

(f)(3) The Registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics. This can be accomplished by calling the Registrant at (212)272-3550.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of directors has determined that it does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable

(a)(3) At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, Tait, Weller & Baker LLP, for the Registrant's fiscal years ended December 31, 2006 and December 31, 2005.

                                                            2006        2005
                                                            ----        ----
Audit Fees                                                $13,000     $12,300
Audit-related Fees                                           --            --
Tax Fees (1)                                              $ 2,500     $ 2,300
All Other Fees                                                 --          --
                                                          -------     -------
Total                                                     $15,500     $14,600
                                                          =======     =======

(1) Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.


(e)(1) Audit Committee Pre-Approval Policies and Procedures.

      Before the auditor is (i) engaged by the Registrant to render audit, audit related or permissible non-audit services to the Registrant or (ii) with respect to non-audit services to be provided by the auditor to the Registrant's investment adviser or any entity in the investment Registrant complex, if the nature of the services provided relate directly to the operations or financial reporting of the Registrant, either: (a) the Audit Committee shall pre-approve such engagement; or (b) such engagement shall be entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must be detailed as to the particular service and not involve any delegation of the Audit Committee's responsibilities to the Registrant's investment adviser. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. The pre-approval policies and procedures shall include the requirement that the decisions of any member to whom authority is delegated under this provision shall be presented to the full Audit Committee at its next scheduled meeting. Under certain limited circumstances, pre-approvals are not required if certain de minimis thresholds are not exceeded, as such thresholds are set forth by the Audit Committee and in accordance with applicable SEC rules and regulations.

(e)(2) None of the services provided to the Registrant described in paragraphs
(b)-(d) of Item 4 were pre-approved by the Audit Committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) There were no non-audit fees billed by Tait, Weller & Baker LLP for services rendered to the Registrant, the Registrant's investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) or any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Registrant for the Registrant's last two fiscal years (December 31, 2005 and December 31, 2006).

(h) No disclosures are required by this Item 4(h).

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. Glenn Wilcox (Chair), Edwin Meese, Thomas Lenagh, Andy Strauss and Scott Rogers are the members of the Registrant's audit committee.

(b) Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                            NO. OF
DESCRIPTION                                                 SHARES      VALUE
--------------------------------------------------------------------------------

EQUITY SECURITIES - 99.14%
UNITED STATES - 98.82%
CLOSED-END FUNDS - 7.95%
  Adams Express Company                                    70,400   $   976,448
  Boulder Total Return Fund, Inc.                          13,900       310,526
  Central Europe and Russia Fund, Inc. (The)                2,500       134,525
  Cohen & Steers Select Utility Fund, Inc.                  6,000       146,880
  Dreman/Claymore Dividend & Income Fund                   49,500     1,137,510
  H&Q Healthcare Investors                                  5,100        83,997
  H&Q Life Sciences Investors                               6,000        80,880
  Japan Equity Fund ^                                      13,000       109,980
  John Hancock Bank and Thrift Opportunity Fund             9,000        90,630
  Liberty All-Star Growth Fund, Inc.                      140,800       756,096
  Neuberger Berman Real Estate Income Fund Inc.             8,500       236,895
  Petroleum & Resources Corporation                         3,000       100,380
                                                                    -----------
                                                                      4,164,747
                                                                    -----------
CONSUMER DISCRETIONARY - 9.32%
  Bed Bath & Beyond Inc. ^ *                                2,500        95,250
  Best Buy Co., Inc. ^                                      3,750       184,462
  CBS Corporation                                           2,000        62,360
  Coach, Inc. *                                             2,500       107,400
  Comcast Corporation, Special Class A *                    4,500       188,460
  Comcast Corporation, Class A *                            6,008       254,319
  Ford Motor Company                                       14,000       105,140
  Fortune Brands, Inc. ^                                    2,500       213,475
  Goodyear Tire & Rubber Company (The) *                    2,500        52,475
  Harley-Davidson, Inc.                                     2,500       176,175
  Hilton Hotels Corporation                                 2,500        87,250
  Home Depot, Inc. (The)                                    9,000       361,440
  J.C. Penney Company, Inc.                                 2,500       193,400
  Kohl's Corporation *                                      2,500       171,075
  Lowe's Companies, Inc.                                    4,900       152,635
  Marriott International, Inc., Class A                     5,000       238,600
  Mattel, Inc.                                              4,500       101,970
  McDonald's Corporation                                    8,100       359,073
  McGraw-Hill Companies, Inc. (The)                         2,500       170,050
  Nordstrom, Inc.                                           2,500       123,350
  Office Depot, Inc. *                                      2,500        95,425
  Omnicom Group Inc. ^                                      1,500       156,810
  Staples, Inc.                                             3,150        84,105
  Starbucks Corporation *                                   2,500        88,550
  Target Corporation                                        4,600       262,430
  Time Warner Inc. ^                                       17,000       370,260
  TJX Companies, Inc. (The)                                 2,500        71,200
  Viacom Inc., Class B *                                    2,000        82,060
  Walt Disney Company (The)                                 8,000       274,160
                                                                    -----------
                                                                      4,883,359
                                                                    -----------

                                                            NO. OF
DESCRIPTION                                                 SHARES      VALUE
--------------------------------------------------------------------------------
CONSUMER STAPLES - 9.09%
  Altria Group, Inc.                                        7,700       660,814
  Archer-Daniels-Midland Company                            3,000        95,880
  Campbell Soup Company                                     3,200       124,448
  Coca-Cola Company (The)                                  13,500       651,375
  Colgate-Palmolive Company                                 2,500       163,100
  ConAgra Foods, Inc.                                       2,500        67,500
  CVS Corporation                                           3,000        92,730
  General Mills, Inc.                                       2,500       144,000
  H.J. Heinz Company                                        2,700       121,527
  Kroger Co. (The)                                          3,600        83,052
  PepsiCo, Inc. ^                                           5,000       312,750
  Procter & Gamble Company (The)                           13,972       897,980
  Safeway Inc. ^                                            4,900       169,344
  Sara Lee Corporation                                      2,600        44,278
  Walgreen Co.                                              5,600       256,984
  Wal-Mart Stores, Inc.                                    19,000       877,420
                                                                    -----------
                                                                      4,763,182
                                                                    -----------
ENERGY - 9.57%
  Anadarko Petroleum Corp.                                  5,000       217,600
  BJ Services Company                                       3,000        87,960
  Chevron Corporation                                      10,068       740,300
  ConocoPhillips ^                                          2,500       179,875
  Devon Energy Corporation                                  2,500       167,700
  El Paso Corporation                                       3,000        45,840
  Exxon Mobil Corporation                                  32,000     2,452,163
  Halliburton Company                                       5,000       155,250
  Marathon Oil Corp.                                        2,500       231,250
  Norsk Hydro ADR                                           2,500        76,675
  Occidental Petroleum Corporation                          2,500       122,075
  Peabody Energy Corporation ^                              2,500       101,025
  Schlumberger Limited                                      5,000       315,800
  XTO Energy, Inc.                                          2,500       117,625
                                                                    -----------
                                                                      5,011,138
                                                                    -----------
FINANCIALS - 19.62%
  AFLAC Incorporated                                        1,500        69,000
  American Express Company                                  3,500       212,345
  American International Group, Inc.                       12,331       883,639
  Ameriprise Financial, Inc.                                1,220        66,490
  Aon Corporation                                           2,500        88,350
  Bank of America Corporation ^                            17,021       908,751
  BB&T Corporation                                          4,500       197,685
  Charles Schwab Corporation (The)                          8,200       158,588
  Chubb Corporation (The)                                   5,000       264,550
  Cincinnati Financial Corporation                          2,500       113,275
  Citigroup Inc. ^                                         25,600     1,425,920
  Countrywide Financial Corporation ^                       3,500       148,575
  Fannie Mae                                                6,200       368,218
  Franklin Resources, Inc.                                  2,500       275,425
  Freddie Mac                                               3,300       224,070
  Goldman Sachs Group, Inc. (The)                           3,000       598,050
  Hartford Financial Services Group, Inc. (The)             1,600       149,296
  JPMorgan Chase & Co.                                     12,700       613,410
  KeyCorp                                                   2,500        95,075

                                                            NO. OF
DESCRIPTION                                                 SHARES      VALUE
--------------------------------------------------------------------------------
  Lehman Brothers Holdings Inc.                             2,500       195,300
  M&T Bank Corporation                                      2,500       305,400
  Mellon Financial Corporation                              2,300        96,945
  Merrill Lynch & Co., Inc.                                 1,100       102,410
  Metlife, Inc.                                             3,000       177,030
  Moody's Corporation                                       2,000       138,120
  Morgan Stanley                                            3,700       301,291
  Northern Trust Corporation                                1,100        66,759
  PNC Financial Services Group, Inc.                        1,400       103,656
  Prudential Financial, Inc.                                2,500       214,650
  Regions Financial Corporation                             1,993        74,538
  SLM Corporation                                           2,500       121,925
  St. Paul Travelers Companies, Inc. (The)                  5,092       273,389
  State Street Corporation                                  1,600       107,904
  Synovus Corporation                                       2,500        77,075
  Wachovia Corporation                                      5,600       318,920
  Wells Fargo & Company                                    18,000       640,080
  Western Union Company ^                                   4,325        96,966
                                                                    -----------
                                                                     10,273,070
                                                                    -----------
HEALTHCARE - 10.36%
  Aetna Inc. ^                                              4,000       172,720
  Amgen Inc. *                                              8,300       566,973
  Biomet, Inc.                                              2,500       103,175
  Caremark Rx, Inc.                                         2,500       142,775
  Eli Lilly and Company                                     4,100       213,610
  Gilead Sciences, Inc. *                                   2,500       162,325
  Johnson & Johnson                                        15,500     1,023,310
  Laboratory Corporation of America Holdings *              2,500       183,675
  Medco Health Solutions, Inc. *                            1,531        81,817
  Medtronic, Inc.                                           4,500       240,795
  Merck & Co. Inc.                                          8,700       379,320
  Pfizer Inc.                                              24,960       646,464
  Schering-Plough Corporation ^                             8,400       198,576
  St. Jude Medical, Inc. *                                  2,500        91,400
  Stryker Corporation ^                                     2,000       110,220
  UnitedHealth Group Incorporated                          10,000       537,300
  Waters Corporation *                                      2,500       122,425
  Wyeth                                                     5,000       254,600
  Zimmer Holdings, Inc. *                                   2,500       195,950
                                                                    -----------
                                                                      5,427,430
                                                                    -----------
INDUSTRIALS - 9.83%
  3M Co.                                                    2,500       194,825
  Boeing Company (The)                                      1,400       124,376
  Caterpillar Inc.                                          2,500       153,325
  CSX Corporation                                           5,000       172,150
  Danaher Corporation ^                                     2,500       181,100
  Dover Corporation ^                                       1,000        49,020
  FedEx Corp.                                               2,500       271,550
  General Dynamics Corporation                              2,500       185,875
  General Electric Company                                 52,000     1,934,920
  Honeywell International Inc.                              3,300       149,292
  Illinois Tool Works Inc.                                  5,000       230,950
  Lockheed Martin Corporation                               2,500       230,175

                                                            NO. OF
DESCRIPTION                                                 SHARES      VALUE
--------------------------------------------------------------------------------
  Norfolk Southern Corporation                              2,500       125,725
  Raytheon Company                                          2,500       132,000
  Rockwell Automation, Inc.                                 2,500       152,700
  Southwest Airlines Co.                                    6,100        93,452
  United Parcel Service, Inc., Class B                      4,000       299,920
  United Technologies Corporation ^                         4,400       275,088
  Waste Management, Inc.                                    5,300       194,881
                                                                    -----------
                                                                      5,151,324
                                                                    -----------
INFORMATION TECHNOLOGY - 14.08%
  Advanced Micro Devices *                                  2,500        50,875
  Agilent Technologies Inc. *                               5,000       174,250
  Altera Corporation ^ *                                    2,500        49,200
  Apple Computer, Inc. *                                    5,000       424,200
  Applied Materials, Inc. ^                                 8,000       147,600
  Broadcom Corporation - Class A *                          2,500        80,775
  Cisco Systems, Inc. *                                    24,500       669,585
  Corning Incorporated *                                    3,500        65,485
  Dell Inc. *                                               5,700       143,013
  eBay Inc. *                                               4,000       120,280
  EMC Corporation *                                         8,000       105,600
  First Data Corporation                                    4,325       110,374
  Fiserv, Inc. *                                            2,500       131,050
  Google Inc. ^ *                                           1,000       460,480
  Hewlett-Packard Company                                  10,000       411,900
  Intel Corporation                                        19,500       394,875
  International Business Machines Corporation               5,700       553,755
  Intuit Inc. *                                             2,500        76,275
  Microsoft Corporation                                    43,000     1,283,980
  Motorola, Inc.                                           11,100       228,216
  Network Appliance, Inc. *                                 2,500        98,200
  Oracle Corporation *                                     33,600       575,904
  Paychex, Inc.                                             2,500        98,850
  QUALCOMM Inc.                                             6,800       256,972
  Texas Instruments Incorporated                           13,500       388,800
  Xerox Corporation *                                       3,000        50,850
  Yahoo! Inc. *                                             8,500       217,090
                                                                    -----------
                                                                      7,368,434
                                                                    -----------
MATERIALS - 2.32%
  Air Products & Chemicals, Inc.                            2,500       175,700
  Alcoa Inc.                                                3,000        90,030
  Dow Chemical Company (The)                                3,500       139,790
  E. I. du Pont de Nemours and Company                      5,800       282,518
  International Paper Company                               2,300        78,430
  Monsanto Company                                          3,546       186,271
  Nucor Corporation ^                                       2,500       136,650
  Rohm and Hass Company                                     2,500       127,800
                                                                    -----------
                                                                      1,217,189
                                                                    -----------
REAL ESTATE INVESTMENT TRUST - 0.48%
  Simon Property Group, Inc. ^                              2,500       253,225
                                                                    -----------
                                                                        253,225
                                                                    -----------
TELECOMMUNICATIONS SERVICES - 3.39%
  AT&T Inc.                                                24,699       882,989

                                                            NO. OF
DESCRIPTION                                                 SHARES      VALUE
--------------------------------------------------------------------------------

  BellSouth Corporation                                     5,200       244,972
  Nokia ADR                                                 2,500        50,800
  Qwest Communications International Inc. *                10,000        83,700
  Sprint Nextel Corporation ^                               7,437       140,485
  Verizon Communications Inc.                              10,000       372,400
                                                                    -----------
                                                                      1,775,346
                                                                    -----------
UTILITIES - 2.81%
  AES Corporation (The) *                                   3,000        66,120
  Alleghany Energy Inc. *                                   2,500       114,775
  American Electric Power Company, Inc.                     5,500       234,190
  Duke Energy Corporation ^                                 6,600       219,186
  FirstEnergy Corp.                                         2,500       150,525
  Southern Company (The)                                    2,500        92,150
  TXU Corp.                                                 7,400       401,154
  Williams Companies, Inc. (The)                            2,500        65,300
  Xcel Energy, Inc.                                         5,500       126,830
                                                                    -----------
                                                                      1,470,230
                                                                    -----------
TOTAL UNITED STATES
  (cost - $44,010,264)                                               51,758,674
                                                                    -----------

CZECH REPUBLIC - 0.32%
CONSUMER DISCRETIONARY - 0.32%
  Bonton a.s. * #                                         137,180         3,861
  Bonton Book a.s. * #                                     68,590        32,860
  Bonton Film Entertainment a.s. * #                       68,590        82,149
  Bonton Music a.s. * #                                    68,590        45,428
  Bonton Pictures a.s. * #                                 68,590         2,464
                                                                    -----------
                                                                        166,762
                                                                    -----------
TOTAL CZECH REPUBLIC
  (cost - $894,864)                                                     166,762
                                                                    -----------
TOTAL EQUITY SECURITIES
  (cost - $44,905,128)                                               51,925,436
                                                                    -----------





                                                      PRINCIPAL
                                                       AMOUNT
                                                       (000'S)
                                                       -------
SHORT-TERM INVESTMENTS - 2.73%
REPURCHASE AGREEMENTS - 2.73%
  Bear, Stearns and Co., Inc. + ++
  (Agreement dated 12/29/2006 to be
  repurchased at $657,099), 2.6565%,
  1/2/2007, collateralized by $676,013
  in U.S. Treasury Bond Strips)                        $ 657            656,905

  Bear, Stearns and Co., Inc.
  (Agreement dated 12/29/2006 to
  be repurchased at $471,319), 4.8500%,
  1/2/2007, collateralized by $486,340
  in U.S. Treasury Bond Strips)                          471            471,065

  Bear, Stearns and Co., Inc. + ++
  (Agreement dated 12/29/2006 to be
  repurchased at $304,680), 5.3130%,
  1/2/2007, collateralized by $313,689 in
  U.S. Treasury Bond Strips)                             305            304,500

                                                            NO. OF
DESCRIPTION                                                 SHARES      VALUE
--------------------------------------------------------------------------------
                                                                      1,432,470
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS
  (cost - $1,432,470)                                                 1,432,470
                                                                    -----------

TOTAL INVESTMENTS - 101.87%                                          53,357,906
                                                                    -----------
  (cost - $46,337,598)                                               53,357,906
                                                                    -----------
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.87)%                        (978,676)
                                                                    -----------
NET ASSETS - 100.00%                                                $52,379,230
                                                                    ===========


ADR American Depositary Receipt
*    Non-income producing security.
+    Stated interest rate, before rebate earned by borrower of securities on loan.
++ Represents investment purchased with collateral received for securities on loan.
^    Security or a portion thereof is out on loan.
# Securities are fair valued in accordance with procedures established by the Board of Directors.

At December 31, 2006, the Fund held 0.32% of its net assets in securities valued in good faith by the Board of Directors with an aggregate cost of $894,864 and a fair value of $166,762.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
CORNERSTONE TOTAL RETURN FUND, INC.
NEW YORK, NEW YORK

We have audited the accompanying statement of assets and liabilities of Cornerstone Total Return Fund, Inc., including the schedule of investments as of December 31, 2006, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cornerstone Total Return Fund, Inc. as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Our audits were conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedule of investments in securities as of December 31, 2006 appearing in Item 6 of this Form N-CSR is presented for the purpose of additional analysis and is not a required part of the basic financial statements. This additional information is the responsibility of the Fund's management. Such information has been subjected to the auditing procedures applied in our audit of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.



                                                     TAIT, WELLER & BAKER LLP
PHILADELPHIA, PENNSYLVANIA
FEBRUARY 7, 2007

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      The Registrant has delegated the voting of proxies relating to its voting securities to its investment adviser, Cornerstone Advisors, Inc. (the "Investment Manager"). The respective Proxy Voting Policies and Procedures of the Registrant and the Investment Manager are attached as Exhibit 99.VOTEREG.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) All information contained in this item and its subparts is as of the date of this filing, unless otherwise noted. Ralph W. Bradshaw and William A. Clark are employees of Cornerstone Advisors, Inc. (the Investment Manager) and portfolio managers of the Fund. Mr. Bradshaw has acted as the portfolio manager since 2001. Mr. Clark has acted as the portfolio manager since 2003. Ralph W. Bradshaw occupation for the last five years is President of Cornerstone Advisors, Inc. and a Financial Consultant. William A. Clark occupation for the last five years is Director and Stockholder of Cornerstone Advisors, Inc. and a former financial consultant of Deep Discount Advisors, Inc.

(a)(2)(i) Ralph W. Bradshaw and William A. Clark

(a)(2)(ii)(A) Registered Investment Companies - Ralph W. Bradshaw and William A. Clark each manages one other registered closed-end fund (Cornerstone Strategic Value Fund, Inc.) As of December 31, 2006, the total assets of Cornerstone Strategic Value Fund, Inc. was $141.6 million.

(a)(2)(ii)(B) Not applicable

(a)(2)(ii)(C) Not applicable

(a)(2)(iii) None. Ralph W. Bradshaw and William A. Clark manage no accounts where the Advisory Fee is based on the performance of the account.

(a)(2)(iv) None.

(a)(3) As of the most recent fiscal year end December 31, 2006, the compensation paid to both Ralph W. Bradshaw and William A. Clark was fixed.

(a)(4) The dollar range of equity securities owned in the registrant beneficially by each portfolio manager is as follows: for Ralph W. Bradshaw it is in the range of $50,001-$100,000 and for William A. Clark it is also in the range of $50,001-$100,000.

(b) None.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures as of a date within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures are effective, as of such date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics attached as EX-99.CODE ETH.

(a)(2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

(b) Certification of Principal Executive and Financial Officers pursuant to
Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906 CERT.

(99) Proxy Voting Policies of the Registrant attached as EX-99.VOTEREG.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By: /s/ Ralph W. Bradshaw
    ---------------------
Name: Ralph W. Bradshaw
Title: Principal Executive Officer
Date: March 9, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Cornerstone Total Return Fund, Inc.


By: /s/ Ralph W. Bradshaw
    ---------------------
Name:  Ralph W. Bradshaw
Title: Principal Executive Officer
Date:  March 9, 2007


By: /s/ Jodi B. Levine
    ------------------
Name:  Jodi B. Levine
Title: Principal Financial Officer
Date:  March 9, 2007